Investments in subsidiaries	12 Months Ended
Jun. 30, 2026
Investments in subsidiaries
Investments in subsidiaries

12.Investments in subsidiaries

Non - current investments

	Year ended	Year ended
	30 June 2026	30 June 2025
	US$’000	US$’000
Investment in Golden Metal Resources, LLC	30,485	—
Investment in Pilot Metals Inc.	5,880	5,880
Investment in BFM Resources Inc.	17	17
Total	36,382	5,897

During the year, the Company converted its intercompany loan receivable from Golden Metal Resources, LLC into a capital contribution. Following the conversion, the loan receivable was derecognised and the carrying amount of the Company’s investment in Golden Metal Resources, LLC was increased by US$30.485 million. The conversion was a non-cash transaction.

Subsidiaries	Activity	Country of incorporation	Ownership interest	Registered office
Golden Metal Resources, LLC	Mining and exploration	USA	100% of ordinary shares held directly	3800 Howard Hughes Parkway STE 1000, Las Vegas, NV 89169, USA

Pilot Metals Inc.	Mining and exploration	USA	100% of ordinary shares held directly	241 Ridge Street STE 210. Reno, NV 89501, USA

BFM Resources Inc.	Mining and exploration	USA	100% of ordinary shares held directly	241 Ridge Street STE 210. Reno, NV 89501, USA

Guardian Exploration Ltd	Mining and exploration	UK	100% of ordinary shares held directly	25 Eccleston Place, London, SW1W 9NF, United Kingdom

Guardian Exploration Inc.	Mining and exploration	USA	100% of ordinary shares held indirectly through Guardian Exploration Ltd	3800 Howard Hughes Parkway STE 100, Las Vegas, NV 89169, USA

GMET Tungsten Holding Co.	Mining and exploration	USA	100% of ordinary shares held directly	3800 Howard Hughes Parkway STE 100, Las Vegas, NV 89169, USA

Advance Tungsten Reserve, Inc.	Mining and exploration	USA	100% of ordinary shares held indirectly through GMET Tungsten Holding Co.	3800 Howard Hughes Parkway STE 100, Las Vegas, NV 89169, USA

Tempiute Inc.	Mining and exploration	USA	100% of ordinary shares held indirectly by Golden Metal Resources, LLC	3800 Howard Hughes Parkway STE 100, Las Vegas, NV 89169, USA